STRATEGIC PARTNERS MUTUAL FUNDS, INC.
Strategic Partners Concentrated Growth Fund
Strategic Partners Mid-Cap Growth Fund

Supplement dated December 13, 2005
to
Prospectus dated August 5, 2005
_______________________________________________________________
Effective January 1, 2006, Herb Ehlers no longer serves as a portfolio manager of the Strategic Partners Concentrated Growth Fund and the Strategic Partners Mid-Cap Growth Fund
(the "Funds"). All references in the Funds' prospectus and statement of additional information to Herb Ehlers are deleted.



MFSP601C7